SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Revenues		$ 11,537	$ 8,885	$ 6,597
Net income attributable to partnership		1,093	394	233
Statement of financial position [abstract]
Current assets		4,896	3,711
Non-current assets		69,065	57,620
Current liabilities		8,661	5,524
Non-current liabilities		38,909	34,134
Non-controlling interest—Redeemable Partnership Units held by Brookfield		2,408	1,687
Non-controlling interest, BIPC exchange units, equity		1,369	638
BIPC exchangeable shares		1,369	638
Non-controlling interest, exchange LP units	[1]	85	12
In operating subsidiaries		15,658	13,954
Preferred unitholders		1,138	1,130
Our partnership
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		556	141	52
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		6,840	5,363
Current liabilities		0	0
Non-current liabilities		0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
The Fincos
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		0	0	0
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		0	0
Current liabilities		0	0
Non-current liabilities		2,288	2,027
Non-controlling interest—Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		0	0	0
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		1,045	944
Current liabilities		232	77
Non-current liabilities		0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
BIPC Holdings
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		208	5	0
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		2,373	2,238
Current liabilities		0	0
Non-current liabilities		0	591
Non-controlling interest—Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
Subsidiaries of our partnership other than the Issuers
Statement of comprehensive income [abstract]
Revenues		0	0	0
Net income attributable to partnership		885	389	233
Statement of financial position [abstract]
Current assets		0	0
Non-current assets		9,835	7,232
Current liabilities		0	0
Non-current liabilities		0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield		0	0
Non-controlling interest, BIPC exchange units, equity			0
BIPC exchangeable shares		0
Non-controlling interest, exchange LP units		0	0
In operating subsidiaries		0	0
Preferred unitholders		0	0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		11,537	8,885	6,597
Net income attributable to partnership		(556)	(141)	$ (52)
Statement of financial position [abstract]
Current assets		4,896	3,711
Non-current assets		48,972	41,843
Current liabilities		8,429	5,447
Non-current liabilities		36,621	31,516
Non-controlling interest—Redeemable Partnership Units held by Brookfield		2,408	1,687
Non-controlling interest, BIPC exchange units, equity			638
BIPC exchangeable shares		1,369
Non-controlling interest, exchange LP units		85	12
In operating subsidiaries		15,658	13,954
Preferred unitholders		$ 1,138	$ 1,130

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.